Acquisitions and Dispositions (Schedule of Finite-Lived Intangible Assets Future Amortization Expense) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
2019	$ 67
2020	56
2021	44
2022	34
2023	23
SCANA
Business Acquisition [Line Items]
2019	95
2020	90
2021	80
2022	74
2023	$ 71